ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Disclosure of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 13,000	$ 11,337
Other comprehensive income (loss)		$ (722)	$ 306	(568)	216
Ownership changes	[1]			121	(1,857)
Ending balance		14,029	11,196	14,029	11,196
Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				2,252	1,928
Other comprehensive income (loss)				(69)	39
Ownership changes	[1]			(4)	59
Ending balance		1,416	2,230	1,416	2,230
Foreign currency translation | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(252)	(144)
Other comprehensive income (loss)				(33)	4
Ownership changes				3	(38)
Issuance of BBUC exchangeable shares				67
Ending balance		(215)	(178)	(215)	(178)
FVOCI | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				76	52
Other comprehensive income (loss)				(73)	19
Ownership changes				0	(1)
Issuance of BBUC exchangeable shares				(15)
Ending balance		(12)	70	(12)	70
Other | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				23	(88)
Other comprehensive income (loss)				37	16
Ownership changes				1	1
Issuance of BBUC exchangeable shares				(5)
Ending balance		56	(71)	56	(71)
Accumulated other comprehensive income (loss) | Limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]			(153)	(180)
Other comprehensive income (loss)	[2]			(69)	39
Ownership changes	[1],[2]			4	(38)
Issuance of BBUC exchangeable shares				47
Ending balance	[2]	$ (171)	$ (179)	$ (171)	$ (179)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 20 for additional information.